DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS

January 31, 2021

(Unaudited)

Principal Amount (000)	Description	Value

	LONG-TERM INVESTMENTS - 122.1%

	Corporate Bonds - 117.9%
	Electric, Gas and Water - 48.2%
$6,500	American Water Capital Corp.,
	3.40%, 3/01/25 (a)(b)	$7,183,510
4,000	Aqua America, Inc.,
	3.566%, 5/01/29 (a)	4,522,239
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28 (a)(b)	14,717,601
3,000	Duke Energy Corporation,
	3.75%, 4/15/24 (a)	3,277,901
5,000	Duke Energy Ohio Inc.,
	3.65%, 2/1/29 (a)	5,718,577
4,970	Entergy Louisiana, LLC,
	4.44%, 1/15/26 (a)	5,732,818
5,000	Entergy Louisiana, LLC,
	3.12%, 9/01/27	5,575,600
5,000	Florida Power & Light Company,
	3.25%, 6/01/24 (a)(b)	5,390,096
5,000	Indiana Michigan Power Company,
	3.20%, 3/15/23 (a)(b)	5,253,684
7,000	Interstate Power and Light Company,
	3.25%, 12/01/24 (a)(b)	7,634,859
4,000	National Fuel Gas Company,
	3.75%, 03/01/23 (a)	4,205,853
5,000	NiSource Finance Corp.,
	3.49%, 5/15/27	5,638,940
5,000	Oncor Electric Delivery Company, LLC,
	7.00%, 9/01/22 (a)	5,525,535
6,000	Potomac Electric Power Company,
	3.60%, 3/15/24 (a)	6,495,532
4,000	Public Service Electric & Gas Company,
	3.75%, 3/15/24 (a)(b)	4,357,819
4,000	Sempra Energy,
	3.55%, 6/15/24 (a)	4,342,907
7,000	Southern California Edison Company,
	3.875%, 6/01/21 (a)(b)	7,018,865
5,000	Southern Power Company,
	4.15%, 12/01/25 (a)	5,724,124
4,000	Virginia Electric and Power Company,
	2.875%, 7/15/29	4,409,153
5,000	Western Massachusetts Electric Company,
	3.50%, 9/15/21 (a)(b)	5,059,991
3,360	Wisconsin Energy Corporation,
	3.55%, 6/15/25 (a)(b)	3,719,884

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description	Value

$4,000	Xcel Energy Inc.,
	3.35%, 12/01/26 (a)(b)	$4,488,356

		125,993,844

	Financial - 35.1%
6,000	American Tower Corporation,
	3.00%, 6/15/23 (a)	6,349,654
5,000	AvalonBay Communities, Inc.,
	2.30%, 3/1/30	5,237,005
3,000	Bank of America Corporation,
	5.00%, 5/13/21 (a)	3,040,306
5,000	Citigroup Inc.,
	4.50%, 1/14/22 (a)	5,199,279
7,000	Crown Castle International Corp.,
	5.25%, 1/15/23 (a)	7,630,392
4,000	Digital Realty Trust, L.P.,
	3.60%, 7/01/29	4,522,013
4,000	Duke Realty Limited Partnership,
	3.875%, 10/15/22 (a)	4,193,028
4,000	ERP Operating, L.P.,
	2.50%, 2/15/30 (a)	4,252,517
4,000	Essex Portfolio, L.P.,
	3.625%, 5/1/27 (a)	4,497,668
4,000	Fifth Third Bancorp,
	3.50%, 3/15/22 (a)(b)	4,131,885
5,000	GE Capital International Funding Company ULC,
	4.418%, 11/15/35 (Ireland)	5,851,980
4,000	The Goldman Sachs Group, Inc.,
	5.25%, 7/27/21 (a)	4,097,505
4,000	JPMorgan Chase & Co.,
	3.90%, 7/15/25 (a)	4,505,183
4,000	KeyCorp.,
	5.10%, 3/24/21 (a)(b)	4,028,254
4,000	The PNC Financial Services Group, Inc.,
	3.15%, 5/19/27	4,488,023
4,000	Prologis, L.P.,
	3.75%, 11/01/25 (a)	4,524,898
4,000	Simon Property Group, L.P.,
	3.30%, 1/15/26	4,385,805
5,000	Wells Fargo & Company,
	4.125%, 8/15/23 (a)	5,441,979
5,000	Welltower, Inc.,
	3.625%, 3/15/24 (a)	5,443,973

		91,821,347

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description	Value

	Oil & Gas Storage, Transportation and Production - 18.7%
$4,000	Conoco Inc.,
	6.95%, 4/15/29 (a)(b)	$5,516,151
6,000	Enbridge Inc.,
	4.25%, 12/1/26 (Canada) (a)	6,957,636
3,000	Energy Transfer Partners, L.P.,
	4.05%, 3/15/25 (a)	3,272,579
7,500	Enterprise Products Operating LLC,
	3.35%, 3/15/23 (a)(b)	7,909,081
5,000	Kinder Morgan Energy Partners, L.P.,
	7.75%, 3/15/32 (a)(b)	7,080,310
4,000	ONEOK Partners, L.P.,
	4.90%, 3/15/25 (a)(b)	4,533,724
6,000	Phillips 66,
	3.90%, 3/15/28 (a)	6,829,716
6,000	Williams Partners L.P.,
	4.30%, 3/04/24 (a)(b)	6,591,679

		48,690,876

	Industrial - 14.3%
4,000	CSX Corporation,
	4.25%, 6/01/21 (a)(b)	4,013,107
3,000	CVS Health Corporation,
	4.125%, 5/15/21 (a)	3,007,007
4,000	Caterpillar Inc.,
	3.90%, 5/27/21 (a)	4,047,531
6,000	The Dow Chemical Company,
	9.00%, 4/01/21 (a)(b)	6,075,404
5,000	Sun Company, Inc.,
	9.00%, 11/01/24 (a)	6,083,115
5,275	Tele-Communications, Inc.,
	10.125%, 4/15/22 (a)(b)	5,895,121
3,200	Tele-Communications, Inc.,
	9.875%, 6/15/22 (a)	3,585,796
4,000	Union Pacific Corporation,
	3.70%, 3/01/29	4,595,350

		37,302,431

	Telecommunications - 1.6%
4,000	AT&T Inc.,
	2.30%, 6/1/27 (a)	4,223,209

		4,223,209

	Total Corporate Bonds
	(Cost $293,214,535)	308,031,707

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description	Value

	U.S. Treasury Obligations - 4.2%
	U.S. Treasury Notes
$7,000	3.625%, 2/15/21	$7,009,464
4,000	3.125%, 5/15/21	4,034,491

	Total U.S. Treasury Obligations
	(Cost $11,199,445)	11,043,955

	SHORT-TERM INVESTMENTS - 11.2%
	U.S. Treasury Notes
3,000	3.625%, 2/15/21	3,004,056
6,000	3.125%, 5/15/21	6,051,736
10,000	1.125%, 6/30/21	10,041,820
10,000	2.25%, 7/31/21	10,107,534

	Total Short-Term Investments
	(Cost $29,361,180)	29,205,146

	TOTAL INVESTMENTS - 133.3%
	(Cost $333,775,160)	348,280,808

	Secured borrowings - (40.2)%	(105,000,000)
	Other assets less other liabilities - 6.9%	18,109,355

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$261,390,163

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2021:

Level 2
Corporate Bonds	$308,031,707
U.S. Treasury Obligations	11,043,955
Short-Term Investments	29,205,146
Total	$348,280,808

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/duc or the Securities and Exchange Commission's website at www.sec.gov.